PROPERTY, PLANT AND EQUIPMENT, NET (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Depreciation	$ 586	$ 670	$ 659
Assets Held Under Capital Leases [Member]
Depreciation	$ 0	$ 4	$ 27